Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Inventory [Line Items]
Total cost of inventories recognized	$ 379.7	$ 295.9
Inventory obsolescence provision	5.5	3.8
Marmato
Disclosure Of Inventory [Line Items]
Cost of sales	0.4	0.2
Segovia
Disclosure Of Inventory [Line Items]
Cost of sales	$ 1.2	$ 0.9